CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 702	$ 2,819	$ 3,044
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,956	2,100	2,245
Impairment of goodwill			979
Loss (gain) on sale of property and equipment	17	11	(47)
Increase (decrease) in accrued interest and exchange differences on short-term and other long-term liabilities	(155)	693	(520)
Stock based compensation	231	392	158
Decrease (increase) in trade receivables, net	(1,626)	(3,962)	555
Increase in unbilled accounts receivable	(2,135)	(2,325)	(227)
Increase in other accounts receivable and prepaid expenses	(555)	(190)	(1,333)
Decrease (increase) in inventories	845	2,068	(3,981)
Increase (decrease) in long-term trade receivables	13	(52)
Decrease (increase) in deferred income taxes	879	(631)	(968)
Decrease (increase) in operating lease right-of-use assets	1,542	957
Increase (decrease) in operating lease liabilities	(1,486)	(963)
Increase (decrease) in trade payables	1,855	(1,312)	1,071
Increase in other accounts payable and accrued expenses and deferred revenues	1,803	1,016	3,114
Increase (decrease) in customer advances	(1,462)	(5,071)	3,214
Accrued severance pay, net	(107)	(73)	22
Net cash provided by (used in) operating activities	2,317	(4,523)	7,326
Cash flows from investing activities:
Investment in short-term deposits		(3,092)
Investment in restricted deposits	77	(90)
Release of short-term bank deposits	16,978		12,873
Proceeds from sale of property and equipment	40	70	57
Purchase of property and equipment	(816)	(770)	(2,128)
Investment in technology, know-how and patents	(59)	(897)	(296)
Payments for acquisition of ESC BAZ, net of cash acquired (1)			(385)
Net cash provided by (used in) investing activities	16,220	(4,779)	10,121
Cash flows from financing activities:
Cash distribution to Company's shareholders	(25,000)
Dividend to redeemable non-controlling interests	(1,935)
Purchase of redeemable non-controlling interest	(1,891)
Proceeds from issuance of shares upon exercise of options to employees	41	503	77
Issue of shares to non-controlling interests		50
Purchase of warrants granted		(375)
Net cash provided by (used in) financing activities	(28,785)	178	77
Effect of exchange rate changes on cash and cash equivalents	2,828	2,089	(1,029)
Increase (decrease) in cash, cash equivalents and restricted cash	(7,420)	(7,035)	16,495
Cash, cash equivalents and restricted cash at the beginning of the year	34,765	41,800	25,305
Cash, cash equivalents and restricted cash at the end of the year	27,345	34,765	41,800
Supplemental disclosures of cash flows activities:
Cash and cash equivalents	27,093	34,531	38,665
Restricted cash	252	234	3,135
Total Cash, cash equivalents and restricted cash	27,345	34,765	41,800
Cash paid during the year for:
Interest	167	15	20
Income taxes	2,454	660	2,926
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 1,167	$ 620